Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Fair value of derivatives	£ 4	£ 32
Other receivables and prepayments	170	177
Trade and other receivables	£ 174	£ 209